Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income tax benefit (expense) at U.S. statutory rate			$ (2,447)			$ 5,283	$ (4,785)
State income taxes			(353)			2,798	(1,763)
Tax credits			474			1,750	4,542
Passthrough income not subject to income tax			527			(330)	1,878
Non-U.S. income taxed at different rate than U.S. statutory rate			(10)			(174)	(211)
Effect of outside basis difference in domestic subsidiary			0			0	(2,006)
Transaction costs			(314)			(2,641)	(438)
Increase in uncertain tax positions			0			(724)	(1,943)
Nondeductible expenses			(31)			(144)	(476)
Other			(1,036)			139	(138)
Total Income Tax (Expense) Benefit	$ 400	$ (846)	$ (3,190)	$ (2,534)	$ (2,057)	$ 5,957	$ (5,340)